Annual Total Returns - BLACKROCK LIFEPATH INDEX 2030 FUND (Class K Shares) [BarChart] - Class K Shares - BLACKROCK LIFEPATH INDEX 2030 FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	13.28%
Annual Return 2013	15.40%
Annual Return 2014	6.64%
Annual Return 2015	(0.50%)
Annual Return 2016	7.29%
Annual Return 2017	16.36%
Annual Return 2018	(5.56%)
Annual Return 2019	21.08%
Annual Return 2020	13.05%